Stockholders' Equity/Members' Interests	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

6. Stockholders’ Equity/Members’ Interests

Distributions — Distributions of $240,000 during the nine months ended September 30, 2013 were made to a member of Myeloma Health LLC, a subsidiary of the Company. These distributions were made in the form of dividends by the Company to Myeloma Health LLC and thereafter to the member.
Corporate Conversion — Immediately prior to the Corporate Conversion, Signal Genetics LLC had issued and outstanding 72,500 Class A units and 41,088 Class B units (23,328 of which were unvested). As described in Note 5, in connection with the Debt Conversion, the note payable — related party as of June 17, 2014 was exchanged for 2,732,629 Class C units of the Company. On June 17, 2014, the outstanding Class A and Class C units of Signal Genetics LLC were converted into 200,000 shares and 2,732,629 shares, respectively, for an aggregate of 2,932,629 shares of common stock at $10.00 per share. All outstanding Class B units, which consisted of equity incentive units, were cancelled.
On June 23, 2014, the Company completed its initial public offering of shares of its common stock and issued 850,000 shares in the offering at $10.00 per share. The Company received net proceeds from the offering of approximately $6,144,000 (after the payment of underwriter commissions and offering expenses).
 Warrants for Common Stock — In connection with its initial public offering in June 2014, the Company issued warrants to purchase an aggregate of 42,500 shares of its common stock at an exercise price of $12.50 per share, or 125% of the public offering price per share. The warrants are exercisable at any time from June 2015 through June 2019. No cost or expense was recognized during the nine months ended September 30, 2014 related to the issuance of these warrants as the exercise price was in excess of the fair value of the common stock at the measurement date.
Stock Incentive Plan — Effective with the initial public offering, the Company adopted the 2014 Stock Incentive Plan (the “Plan”) to promote long-term growth and profitability by (i) providing key people with incentives to improve stockholder value and to contribute to the Company’s growth and financial success through their future services and (ii) enabling the Company to attract, retain and reward the best-available personnel. Under the Plan, the Company may issue awards for up to 1,245,399 shares of its common stock. Awards may be made in the form of incentive or non-statutory stock options, stock appreciation rights, restricted or unrestricted stock awards, restricted stock units, performance awards, or other stock-based awards. No awards may be granted after June 16, 2024.
Restricted Stock Units (“RSUs”) — In connection with the initial public offering and through September 30, 2014, the Company issued RSU awards for an aggregate of 940,093 shares of its common stock with the following terms:
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745,511 RSUs issued to the Company’s Chief Executive Officer in connection with the initial public offering — 33.3% vested upon the date of grant but will not be issued until January 1, 2015 and 16.67% will vest and be issued on each of January 1, 2015, and the 12-month, 18-month and 24-month anniversary of the date of grant.

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48,442 RSUs issued to the Company’s Vice President of Research and Operations in connection with the initial public offering — 29,356 vested upon the date of grant but will not be issued until January 1, 2015 and the remaining 19,086 will vest in nineteen equal monthly installments (beginning with the month in which the first anniversary of the grant date occurs) on the last day of each such calendar month. Shares that have vested according to the foregoing schedule will be issued on the first day of January and July of each calendar year.

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37,640 RSUs issued to a consultant and company founder in connection with the initial public offering —  25% will vest and be issued on the first anniversary of the grant date and the remaining shares will vest in thirty-six equal monthly installments (beginning with the month in which the first anniversary of the grant date occurs) on the last day of each such calendar month. Shares that have vested according to the foregoing will be issued on the first day of January and July of each calendar year.

•	An aggregate of 16,500 RSUs issued to the three independent members of the board of directors (5,500 each) in July 2014 — 25% will vest and be issued upon each anniversary of the grant date.
•	92,000 RSUs issued to the Company’s Chief Financial Officer in connection with her employment agreement in August 2014 — 25% will vest and be issued upon each anniversary of the grant date.
Stock compensation expense related to the RSUs for the nine months ended September 30, 2014 was approximately $3,563,000.
Stock Options — During the nine months ended September 30, 2014, the Company granted options to purchase 124,000 shares of common stock under the Plan. Of this total, options to purchase 54,000 shares vest 25% on each anniversary of their grant date; provided, however that if a recipient is terminated after the first anniversary of the grant date for a reason other than cause, such person will be entitled to receive a prorated portion of the number of shares which would have otherwise become vested on the next anniversary date. The remaining 70,000 shares subject to options vest 25% on the first anniversary of the grant date with the balance of shares vesting in thirty-six equal monthly installments thereafter.
The value of each stock option is estimated on the date of grant using the Black-Scholes option pricing model which requires the input of highly subjective assumptions. Because the option-pricing model is sensitive to change in the input assumptions, different determinations of the required inputs may result in different fair value estimates of the options. The Company has no expectation of paying cash dividends on its common stock in the foreseeable future. The Company has limited historical stock data since the initial public offering, therefore the estimated future stock price volatility is based upon the average historical volatilities of a group of peer companies. The risk-free interest rate is based on the rate currently available on U.S. Treasury issues with terms approximating the expected term of the option. The Company did not issue options prior to its initial public offering and therefore has no history of option exercises. As such, the Company has used the simplified method to calculate the expected term of its options.
The following assumptions were used in the Black-Scholes option-pricing model during the nine months ended September 30, 2014:

Expected dividend yield		0%
Expected volatility	65.5	—	66.9%
Risk-free interest rate	1.81	—	2.03%
Expected term (years)		6.25
Stock compensation expense related to stock options for nine months ended September 30, 2014 was approximately $15,000.
Net Loss Per Share — The Company calculates net loss per share in accordance with FASB ASC 260, Earnings Per Share. Basic net loss per share is computed by dividing the net loss for the period by the weighted average number of shares of common stock outstanding for the period. Diluted net loss per share is computed by dividing the net loss by the weighted average number of shares of common stock and dilutive common stock equivalents then outstanding. Common stock equivalents consist of RSUs, stock options and warrants.
For all periods presented, the Company has adjusted the number of shares outstanding to reflect the Debt and Corporate Conversions completed on June 17, 2014 (see Notes 1 and 5) as if they had occurred as of the beginning of the respective period. During the nine months ended September 30, 2014, 658,214 unvested RSUs, 60,000 stock options and 42,500 warrants were excluded from diluted net loss per share due to the antidilutive effects of the securities. For the nine months ended September 30, 2013, previously issued equity incentive units were also excluded due to the net loss incurred during the period.

9. Members’ Interests

LLC Agreement — The Company’s operating agreement defines the rights and obligations of its members. The members of the Company are not obligated personally for any debt, obligation or liability of the Company solely by reason of being a member. Upon liquidation of the Company, the assets of the Company will be distributed first to creditors, including notes payable to members, and then to the members as described below. The Company has authorized 100,000 Class A units and 50,000 Class B units. The Class B units consist entirely of equity incentive units (see Note 8) and are considered a profits interest. Upon liquidation, distributions will first be returned to Class A unit holders to the extent of their unreturned contribution account ($2,000,000) and then pro rata to all members. All units are entitled to one vote. Dissolution of the LLC will occur upon the earlier of a date approved by the members or December 31, 2060.
Distributions — Distributions of $285,000 and $390,000 during the years ended December 31, 2013 and 2012, respectively, were made to a member interest unit holder in Myeloma Health LLC, a subsidiary of the Company. The distribution was covered by a dividend made by the Company to Myeloma Health LLC.
Net Loss Per Unit — The Company calculates net loss per unit in accordance with FASB ASC 260, Earnings Per Share. Basic net loss per unit is computed by dividing the net loss for the period by the weighted average number of units of members’ interests outstanding for the period. Diluted net loss per unit is computed by dividing the net loss by the weighted average number of units of members’ interests and dilutive unit equivalents then outstanding. Unit equivalents consist of equity incentive units.
At December 31, 2013 and 2012, 23,520 and 24,255 equity incentive units were excluded from basic and diluted net loss per unit since they had not yet vested and due to the net loss incurred during the respective years.